Commitments and Contingencies - Natural Gas Obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Long-term Purchase Commitment [Line Items]
2026	$ 1,241,198
2027	849,893
2028	783,030
2029	724,138
2030	621,011
Thereafter	7,963,897
Total	12,183,167
Natural gas wholesale market transactions
Long-term Purchase Commitment [Line Items]
2026	520,649
2027	424,660
2028	265,083
2029	155,465
2030	76,323
Thereafter	0
Total	1,442,180
Firm transportation service
Long-term Purchase Commitment [Line Items]
2026	184,218
2027	182,042
2028	176,006
2029	144,404
2030	123,190
Thereafter	541,516
Total	1,351,376
Firm storage service
Long-term Purchase Commitment [Line Items]
2026	8,476
2027	8,189
2028	2,678
2029	837
2030	837
Thereafter	4,109
Total	25,126
Total
Long-term Purchase Commitment [Line Items]
2026	713,343
2027	614,891
2028	443,767
2029	300,706
2030	200,350
Thereafter	545,625
Total	$ 2,818,682